Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 20,506,907
Dividends and interest	6,122,376
Total investment income	26,629,283
Interest income on notes receivable from participants	259,959
Contributions:
Participant deferral	8,799,891
Employer match	6,231,911
Rollover	1,498,957
Total contributions	16,530,759
Deductions:
Benefits paid to participants	20,372,300
Administrative expenses	202,182
Total deductions	20,574,482
Net increase	22,845,519
Net assets available for benefits, beginning of year	164,155,623
Net assets available for benefits, end of year	$ 187,001,142